Earnings per share - Summary Of Weighted Average Number Of Common Shares Outstanding (Details)	12 Months Ended
	Dec. 31, 2022 Day shares	Dec. 31, 2021 Day shares	Dec. 31, 2020 shares
Weighted average common shares outstanding [Line Items]
Accumulated number of shares outstanding during period	265,616,543,670	264,412,341,853
Weighted average number of common shares outstanding	727,716,558	724,417,375	722,000,000
Issuance of new shares (comprehensive share exchange)
Weighted average common shares outstanding [Line Items]
Dates (Unit: Day) | Day		144
Accumulated number of shares outstanding during period		834,172,704
Number of issuance of new shares		5,792,866
Treasury stock
Weighted average common shares outstanding [Line Items]
Dates (Unit: Day) | Day		144
Accumulated number of shares outstanding during period		(49,534,416)
Number Of Treasury Stock Shares		(343,989)
Common shares issued at the beginning of the period
Weighted average common shares outstanding [Line Items]
Number of shares	728,060,549	722,267,683
Dates (Unit: Day) | Day	365	365
Accumulated number of shares outstanding during period	265,742,100,385	263,627,704,295
Treasury stock
Weighted average common shares outstanding [Line Items]
Number of shares	(343,991)	(2)
Dates (Unit: Day) | Day	365	365
Accumulated number of shares outstanding during period	(125,556,715)	(730)